Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

			Average	Average	Value of Initial
			Summary	Compensation	Fixed $100
	Summary		Compensation	Actually	Investment
	Compensation	Compensation	Table Total for	Paid to	Based on Total	Net
	Table Total for	Actually	Non-PEO	Non-PEO	Shareholder	Income (Loss)
	PEO	Paid to PEO	NEOs	NEOs	Return	(thousands)
Year	($)	($)(1)(2)	($)	($)(1)(2)	($)(3)	($)
2025	1,344,284	(1,214,123)	717,865	162,616	69.30	53,380
2024	4,536,157	5,085,866	1,703,558	1,797,913	173.15	(53,949)

(1)	Amounts represent compensation actually paid to C. Randal Mills, Ph.D., our PEO, and the average compensation actually paid to our non-PEO NEOs for each of the relevant years, as determined under Securities Exchange Commission rules (and described below). Our non-PEO NEOs for 2025 and 2024 were Matthew Ferguson and Michelle Williams, Ph.D.

Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2025		2024
		Average		Average
		Non-PEO		Non-PEO
	PEO	NEOs	PEO	NEOs
Adjustments	($)	($)	($)	($)
Summary Compensation Table - Total Compensation Reported	1,344,284	717,865	4,536,157	1,703,558
Deduction for Amounts Reported under the "Stock Awards" and "Option Awards" Columns in the Summary Compensation Table	-	-	(3,928,529)	(1,330,955)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable Year that Remain Unvested, determined as of applicable year-end	-	-	2,467,353	744,575
Increase/deduction for Awards Granted during Prior Year that were Outstanding and Unvested as of Applicable Year-end, determined based on change in ASC 718 Fair Value from Prior Year-end to Applicable Year-end	(2,035,934)	(322,513)	402,314	36,513
Increase based on ASC 718 Fair Value of Awards Granted during Applicable Year that Vested during Applicable Year, determined as of Vesting Date	-	-	1,514,728	609,469
Increase/deduction for Awards Granted during Prior Year that Vested during Applicable Year, determined based on change in ASC 718 Fair Value from Prior Year-end to Vesting Date	(522,473)	(232,736)	93,843	34,754
Compensation Actually Paid	(1,214,123)	162,616	5,085,866	1,797,913

(2)	Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to a Black Scholes value as of the applicable year-end or vesting date(s), determined based on the same methodology as used to determine grant date fair value but using the closing stock price on the applicable revaluation date as the current market price and with an expected life calculated as of the revaluation date, and in all cases based on volatility and risk free rates determined as of the revaluation date based on the expected life period and based on an expected dividend rate of 0%. For additional information on the assumptions used to calculate the valuation of the awards, see the Notes to Consolidated Financial Statements in our Annual Report on Form 10-K for the year ended December 31, 2025 and prior years.
(3)	Assumes $100 was invested for the period starting December 31, 2023, through the end of the listed year. Historical stock performance is not necessarily indicative of future stock performance.

Named Executive Officers, Footnote

(1)	Amounts represent compensation actually paid to C. Randal Mills, Ph.D., our PEO, and the average compensation actually paid to our non-PEO NEOs for each of the relevant years, as determined under Securities Exchange Commission rules (and described below). Our non-PEO NEOs for 2025 and 2024 were Matthew Ferguson and Michelle Williams, Ph.D.

PEO Total Compensation Amount	$ 1,344,284	$ 4,536,157
PEO Actually Paid Compensation Amount	$ (1,214,123)	5,085,866
Adjustment To PEO Compensation, Footnote

	2025		2024
		Average		Average
		Non-PEO		Non-PEO
	PEO	NEOs	PEO	NEOs
Adjustments	($)	($)	($)	($)
Summary Compensation Table - Total Compensation Reported	1,344,284	717,865	4,536,157	1,703,558
Deduction for Amounts Reported under the "Stock Awards" and "Option Awards" Columns in the Summary Compensation Table	-	-	(3,928,529)	(1,330,955)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable Year that Remain Unvested, determined as of applicable year-end	-	-	2,467,353	744,575
Increase/deduction for Awards Granted during Prior Year that were Outstanding and Unvested as of Applicable Year-end, determined based on change in ASC 718 Fair Value from Prior Year-end to Applicable Year-end	(2,035,934)	(322,513)	402,314	36,513
Increase based on ASC 718 Fair Value of Awards Granted during Applicable Year that Vested during Applicable Year, determined as of Vesting Date	-	-	1,514,728	609,469
Increase/deduction for Awards Granted during Prior Year that Vested during Applicable Year, determined based on change in ASC 718 Fair Value from Prior Year-end to Vesting Date	(522,473)	(232,736)	93,843	34,754
Compensation Actually Paid	(1,214,123)	162,616	5,085,866	1,797,913

Non-PEO NEO Average Total Compensation Amount	$ 717,865	1,703,558
Non-PEO NEO Average Compensation Actually Paid Amount	$ 162,616	1,797,913
Adjustment to Non-PEO NEO Compensation Footnote

	2025		2024
		Average		Average
		Non-PEO		Non-PEO
	PEO	NEOs	PEO	NEOs
Adjustments	($)	($)	($)	($)
Summary Compensation Table - Total Compensation Reported	1,344,284	717,865	4,536,157	1,703,558
Deduction for Amounts Reported under the "Stock Awards" and "Option Awards" Columns in the Summary Compensation Table	-	-	(3,928,529)	(1,330,955)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable Year that Remain Unvested, determined as of applicable year-end	-	-	2,467,353	744,575
Increase/deduction for Awards Granted during Prior Year that were Outstanding and Unvested as of Applicable Year-end, determined based on change in ASC 718 Fair Value from Prior Year-end to Applicable Year-end	(2,035,934)	(322,513)	402,314	36,513
Increase based on ASC 718 Fair Value of Awards Granted during Applicable Year that Vested during Applicable Year, determined as of Vesting Date	-	-	1,514,728	609,469
Increase/deduction for Awards Granted during Prior Year that Vested during Applicable Year, determined based on change in ASC 718 Fair Value from Prior Year-end to Vesting Date	(522,473)	(232,736)	93,843	34,754
Compensation Actually Paid	(1,214,123)	162,616	5,085,866	1,797,913

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 69.3	173.15
Net Income (Loss)	$ 53,380,000	(53,949,000)
PEO Name	C. Randal Mills
Expected dividend rate	0.00%
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(3,928,529)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,467,353
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,035,934)	402,314
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,514,728
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(522,473)	93,843
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,330,955)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		744,575
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(322,513)	36,513
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		609,469
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (232,736)	$ 34,754